Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of related party transactions and balances

Related party transactions during the years ended December 31, 2025, 2024 and 2023, are as shown below (figures are in thousands of USD):

Merchandise Sold to Related Parties

	Year Ended December 31,
	2025	2024	2023
Hubei Hongrun	$26,308	$34,907	$33,829
Jingzhou Yude	5,458	12,129	11,390
Xiamen Automotive Parts	1,750	1,521	1,733
Other related parties	12	303	562
Total	$33,528	$48,860	$47,514

Rental Income Obtained from Related Parties

	Year Ended December 31,
	2025	2024	2023
Jingzhou Tongying	$194	$207	$154
Wuhan Tongkai	107	138	130
Other related parties	12	16	16
Total	$313	$361	$300

Materials Sold to Related Parties

	Year Ended December 31,
	2025	2024	2023
Jingzhou Yude	$6,758	$956	$965
Honghu Changrun	889	728	610
Hubei Wiselink	718	1	—
Hubei Tongrun	272	204	—
Jingzhou Tongying	253	214	354
Wuhan Tongkai	77	153	25
Jiangling Tongchuang	22	18	65
Other related parties	39	4	31
Total	$9,028	$2,278	$2,050

Materials Purchased from Related Parties

	Year Ended December 31,
	2025	2024	2023
Jingzhou Tongying	$17,099	$15,178	$12,033
Jiangling Tongchuang	6,029	4,478	3,390
Wuhan Tongkai	4,514	6,308	8,311
Honghu Changrun	3,317	2,869	2,396
Hubei Wiselink	1,207	667	528
Henglong Tianyu	409	516	557
Hubei Tongrun	359	—	—
Hubei Yiling	112	62	57
Other related parties	992	10	16
Total	$34,038	$30,088	$27,288

Technology and Services Provided by Related Parties (recorded in R&D Expenses)

	Year Ended December 31,
	2025	2024	2023
Hubei Yiling	$283	$240	$278
Hubei Wiselink	5	—	100
Suzhou Sentient	—	—	925
Other related parties	—	2	—
Total	$288	$242	$1,303

Property, Plant and Equipment Purchased from Related Parties

	Year Ended December 31,
	2025	2024	2023
Hubei Wiselink	$15,551	$5,345	$2,451
Henglong Real Estate	2,209	—	1,886
Other related parties	187	149	87
Total	$17,947	$5,494	$4,424

As of December 31, 2025 and 2024, accounts receivable, accounts payable and advance payments between the Company and related parties are as shown below (figures are in thousands of USD):

Accounts and Notes Receivable from Related Parties

	December 31,
	2025	2024
Hubei Hongrun	$8,794	$9,759
Jingzhou Yude	5,743	3,903
Xiamen Automotive Parts	1,143	1,003
Xiamen Joylon	807	789
Other related parties	227	233
Total accounts and notes receivable - related parties	16,714	15,687
Less: allowance for credit losses - related parties	(973)	(1,463)
Accounts and notes receivable, net - related parties	$15,741	$14,224

Accounts and Notes Payable to Related Parties

	December 31,
	2025	2024
Wuhan Tongkai	$4,977	$4,001
Jingzhou Tongying	3,775	3,520
Hubei Wiselink	4,536	2,263
Honghu Changrun	1,162	951
Henglong Tianyu	568	452
Jiangling Tongchuang	491	445
Other related parties	524	111
Total	$16,033	$11,743

Advance Payments for Property, Plant and Equipment to Related Parties

	December 31,
	2025	2024
Hubei Wiselink	$1,279	$4,452
Henglong Real Estate	80	2,118
Total	$1,359	$6,570

Advance Payments and Others to Related Parties

	December 31,
	2025	2024
Suzhou Sentient	$1,565	$1,530
Hubei Tongrun	147	178
Hubei Yiling	142	—
Hubei Wiselink	92	402
Hubei Asta	72	84
Other related parties	100	8
Total	$2,118	$2,202